6. ACCOUNTS RECEIVABLE (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Accounts receivable consist of:
Contract based rent amounts invoiced to tenant	$ 0	$ 0
Contract based costs re-billed to tenant for facility improvements	47,454	1,595
Accounts receivable	$ 47,454	$ 1,595